Goodwill (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of carrying amount and movements of goodwill	The carrying amount and movements of goodwill was as follows:

	Note	$
Balance at July 1, 2023		187,502
Balance at June 30, 2024		187,502
Disposal of VoIP Supply LLC	20	(662)
Balance at June 30, 2025		186,840